CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net (loss)	$ (893,039)	$ (1,744,402)
Adjustments to reconcile net loss to net cash
Depreciation and amortization	3,883	13,111
Stock, option and warrant expense	12,103
Unrealized (gain) loss on investments	(12,000)	3,000
Bad debt expense		2,153
Patent Impairment expense	0	147,908
Changes in operating assets and liabilities:
Accounts receivable	(4,619)	1,553
Related party receivable	(3,000)	(13,125)
Fees and interest incurred on debt		280,050
Accounts payable and accruals	172,945	(58,995)
Deferred revenue	41,628	13,195
Related party payables	431,148	398,270
Net cash (used in) operating activities	(250,951)	(957,282)
Cash Flows from investing activities:
Cash (paid for) computer equipment	(2,928)
Cash (paid for) patent costs		(102,627)
Net cash (used in) investing activities	(2,928)	(102,627)
Cash Flows from financing activities:
Proceeds from related party loans	12,500	1,087,724
Repayment of related party loans	(2,500)
Repayment of note payable	(24,000)	(4,000)
Net advances to affiliates	251,600
Net cash provided by financing activities	237,600	1,083,724
Increase in cash	(16,279)	23,815
Cash - beginning of period	32,156	3,611
Cash - end of period	11,710	32,156
NON-CASH FINANCING ACTIVITIES
Notes payable acquired from related party	425,000
Common stock issued for conversion of debt	1,296,715
Forgiveness of related party accrued interest	84,581
Accounts payable converted into notes payable	50,000
Marketable securities received for accounts receivable		7,000
Gain on troubled debt restructuring with related party		121,934
Interest reclassed to principal		74,900
Acquisition of non-controlling interest	14,701
Capital contribution for services	20,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	2,864	9,679
Previously reported
Cash Flows from financing activities:
Cash - end of period	$ 11,147	$ 27,426